Subsequent Events - Additional Information (Detail) $ in Millions	1 Months Ended
Sep. 30, 2024 USD ($)
Subsequent Event [Member] | Companies Affiliated With Members Of The Family Of The Chief Executive Officer [Member] | Seven Japanese Built Tankers [Member]
Subsequent Event [Line Items]
Asset acquisition aggregate consideration expected	$ 129